Note 11 - Right-of-use Assets and Finance Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Finance Lease, Liability, Fiscal Year Maturity [Table Text Block]
Year ending December 31,	Amount
2020	$9,570
2021	19,099
2022	19,099
2023	64,387
2024	23,781
Total	$135,936
Less: Amount of interest ( Leonidio and Kyparissia )	(5,997)
Total lease payments	$129,939
Less: Financing costs, net	(1,583)
Total lease payments, net	$128,356

Finance Lease Obligations Current and Non-Current [Table Text Block]
	December 31, 2019	June 30, 2020
Finance lease liabilities – current	$17,372	$17,441
Less: current portion of financing costs	(562)	(531)
Finance lease liabilities – non-current	121,225	112,498
Less: non-current portion of financing costs	(1,300)	(1,052)
Total	$136,735	$128,356